CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2023
CONVERTIBLE PROMISSORY NOTES [Abstract]
CONVERTIBLE PROMISSORY NOTES
NOTE 7 – CONVERTIBLE PROMISSORY NOTES
Notes 1 to 7 were Convertible Promissory Notes issued from May 2021 through October 2021 with a cumulative face value of $5,340.0, maturity of 24 months from each respective issuance date and interest was accrued at 5% based on the simple interest method (365 days year) for each note. Each of Notes 1-7 contemplated multiple plausible outcomes that include conversion upon a Qualified SPAC Business Combination (“SPAC”) and at least one of the following conversion triggers: Qualified Initial Public Offering (“IPO”), private equity transaction and/or change of control. All outstanding principal of these Notes, together with all accrued but unpaid interest on such principal, will convert to equity. The number of shares of Company stock to be issued to the Lender upon conversion of the Notes in the event of a completed SPAC transaction would be the number of shares of the Company Stock (rounded to the nearest whole share) equal to the quotient of: (a) the principal plus accrued interest on the Notes then outstanding, divided by $4.00. In other, non-SPAC conversion scenarios, the number of shares of Company stock to be issued to the Lender upon conversion of the Notes was variable based on the application of an automatic discounted share-settlement feature. For Notes 1 and 2, the number of shares of Company stock to be issued to the Lender upon a non-SPAC conversion event would be the number of shares of Company stock (rounded to the nearest whole share) equal to the quotient of: (a) the principal plus accrued interest on the Notes then outstanding (b) divided by 40% of the initial public offering price per share of a qualified initial public offering. For Notes 3-7, the number of shares of Company stock to be issued to the Lender upon a non-SPAC conversion event would be the number of shares of Company stock (rounded to the nearest whole share) equal to the quotient of: (a) the principal plus accrued interest on the Notes then outstanding (b) divided by 40% of (i) the initial public offering price per share of a qualified initial public offering, (ii) the price per share as determined by the valuation of the Company in connection with a qualified private equity raise, or (iii) in the case of a change of control, the price per share determined in accordance with the Company’s then current fair value determined by an independent valuation firm.
Notes 8 to 12 were Convertible Promissory Notes issued from November 2021 through December 2021 with a cumulative face value of $17,500.0, maturity of between 18 months and 36 months and interest was accrued at a range between 5% and 10% based on the simple interest method (365 days year) for each note. Notes 8 to 12 were convertible simultaneously with the completion of a SPAC merger agreement or IPO. All outstanding principal of these Notes, together with all accrued but unpaid interest on such principal, would convert to equity. The number of shares of Company stock to be issued to the Lender upon conversion of the Notes would be the number of shares of the Company Stock (rounded to the nearest whole share) equal to the quotient of: (a) the principal plus accrued interest on the Notes then outstanding (b) divided by either $25, $21 or $20 subject to the respective conditions of the individual Notes; provided, however, in the event that the stock price quoted for the Company on NASDAQ or The New York Stock Exchange (as applicable) at the time of the closing of the Qualified SPAC Business Combination (the “TMTG Stock Price”) is less than either $50 per share, $42 per share, $40 per share subject to the respective conditions of the individual Notes, then the Conversion Price would be reset to 50% of the then current TMTG Stock Price subject to a floor of $10 per share.
Notes 13 to 18 were Convertible Promissory Notes issued from January 2022 through March 2022. Note 19 was issued on August 23, 2023. Notes 13 to 19 were Convertible Promissory Notes issued with a cumulative face value of $18,360.0, maturity of 18 months and interest will be accrued at a range between 5% and 10% based on the simple interest method (365 days year) for each note. Notes 13 to 19 were convertible simultaneously with the completion of a Qualified SPAC Business Combination (“SPAC”) merger agreement or Qualified Initial Public Offering (“IPO”). All outstanding principal of these Notes, together with all accrued but unpaid interest on such principal, would convert to equity. The number of shares of Company stock to be issued to the Lender upon conversion of the Notes would be the number of shares of the Company Stock (rounded to the nearest whole share) equal to the quotient of: (a) the principal plus accrued interest on the Notes then outstanding (b) divided by either $25 or $21 subject to the respective conditions of the individual notes.
Note 20 is a Convertible Promissory Note issued from November 2023 through May 24, 2025 with a cumulative face value of $500.0, maturity of 18 months and interest will be accrued at 10% based on the simple interest method (365 days year) for each note. Note 20 is convertible with the completion of a Qualified SPAC Business Combination (“SPAC”) merger agreement or Qualified Initial Public Offering (“IPO”). The outstanding principal of the Note, accrued but unpaid interest on such principal, shall convert to equity. The number of shares of Company stock to be issued to the Lender upon conversion of the Note shall be the number of shares of the Company Stock (rounded to the nearest whole share) equal to the quotient of: (a) the principal plus accrued interest on the Note then outstanding (b) divided by either $25 or $21 subject to the respective conditions of the individual Notes; provided, however, in the event that the stock price quoted for the Company on NASDAQ or The New York Stock Exchange (as applicable) at the time of the closing of the Qualified SPAC Business Combination (the “TMTG Stock Price”) is less than either $50 per share or $42 per share subject to the respective conditions of the individual Notes, then the Conversion Price shall be reset to 50% of the then current TMTG Stock Price subject to a floor of $10 per share.
As of December 31, 2023 and 2022, none of the of the Notes outstanding were called.

(in thousands)	December 31, 2023	December 31, 2022
Convertible Promissory Notes
Notes 1 to 7	$5,340.0	$5,340.0
Notes 8 to 12	17,500.0	17,500.0
Notes 13 to 20	17,860.0	15,360.0
	40,700.0	38,200.0
Debt Issuance costs	(240.0)	(240.0)
Nominal value of Convertible Promissory Notes	40,460.0	37,960.0
Derivative liability Component	(37,234.8)	(36,528.7)
Liability component at date of issue	3,225.2	1,431.3
Interest charged	42,121.8	2,692.6
Interest paid	—	—
Total Liability component	$45,347.0	$4,123.9
Less: Short-term liability component	(41,818.8)	(4,123.9)
Long-term liability component at December 31, 2023 and December 31, 2022	$3,528.2	$—
(in thousands)	December 31, 2023	December 31, 2022
Embedded feature Component
Derivative liability Component	$37,234.8	$36,528.7
Change in fair value of Embedded derivative	(18,832.0)	(21,623.4)
Total Derivative Liability Component	18,402.8	14,905.3
Less: Short-term Derivative Liability Component	(17,282.5)	(14,905.3)
Long-term derivative liability component at December 31, 2023 and December 31, 2022	$1,120.3	$—
The interest charged for the period is calculated by applying the effective interest rate range of between 16.3% to 100%+ to the liability component for the period since the respective notes were issued.